Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2011
Russell Small Cap Contrarian ETF | Russell Small Cap Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
Russell Small Cap Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP CONTRARIAN ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Small Cap Contrarian Index (the "Index"). The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. The Fund is required to provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap contrarian, deep value investment discipline. This discipline focuses on companies that have lagged the market but where opportunities exist for the stock price to improve. Starting with the Russell 2500® Index (an index comprised of U.S. stocks), the Index includes stocks with low historical price to sales and low book and cash flow multiples. The Index excludes stocks that have significantly outperformed the market as measured by cumulative total return over the last one to three years. The Index constituents are equally weighted. The Index is reconstituted semi-annually.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index. RIMCo expects that, over time, the Fund's tracking error will not exceed 5%.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Deep Value Investing Risk. The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.